Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 275	€ 309
Changes in the group of consolidated companies		0	0
New provisions		27	84
Amounts used		54	53
Unused amounts reversed		41	49
Effects from exchange rate fluctuations/ Unwind of discount		5	(15)
Transfers		2	(2)
Balance as of, end period		215	275
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		1,115	2,014
Changes in the group of consolidated companies		0	(5)
New provisions		334	745
Amounts used		673	1,611
Unused amounts reversed		160	134
Effects from exchange rate fluctuations/ Unwind of discount		42	(86)
Transfers		25	193
Balance as of, end period		684	1,115
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		897	5,607
Changes in the group of consolidated companies		0	0
New provisions		125	306
Amounts used		364	3,576
Unused amounts reversed		206	711
Effects from exchange rate fluctuations/ Unwind of discount		41	(575)
Transfers		6	(153)
Balance as of, end period		499	897
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		696	741
Changes in the group of consolidated companies		1	(1)
New provisions		427	601
Amounts used		344	458
Unused amounts reversed		185	182
Effects from exchange rate fluctuations/ Unwind of discount		(1)	(4)
Transfers		(9)	0
Balance as of, end period		585	696
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	[1]	889	952
Changes in the group of consolidated companies	[1]	(2)	5
New provisions	[1]	765	847
Amounts used	[1]	862	763
Unused amounts reversed	[1]	364	118
Effects from exchange rate fluctuations/ Unwind of discount	[1]	(1)	(38)
Transfers	[1]	9	3
Balance as of, end period	[1]	433	889
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	[2]	3,873	9,622
Changes in the group of consolidated companies	[2]	(2)	(1)
New provisions	[2]	1,677	2,584
Amounts used	[2]	2,296	6,461
Unused amounts reversed	[2]	956	1,194
Effects from exchange rate fluctuations/ Unwind of discount	[2]	87	(718)
Transfers	[2]	33	41
Balance as of, end period	[2]	€ 2,416	€ 3,873

[1]	Figures have been restated to reflect the reclassification of EUR1.0billion and EUR1.1billion from Provisions to Deposits in the Groups Consolidated Balance Sheet as of January1, 2017 and January1, 2018, respectively. See Note1 Significant Accounting Policies and Critical Accounting Estimates for more details on the change in accounting policy impacting Home Savings Contracts.
[2]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note21 Allowance for Credit Losses, in which allowances for credit related off-balance sheet positions are disclosed.